LVIP Delaware Social Awareness Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.79%
Airlines–0.77%
†Allegiant Travel	8,114	$ 1,980,303
†Southwest Airlines	70,023	4,275,604
		6,255,907
Auto Components–0.56%
BorgWarner	97,810	4,534,472
		4,534,472
Banks–5.69%
Comerica	50,690	3,636,501
East West Bancorp	125,431	9,256,808
JPMorgan Chase & Co.	119,062	18,124,808
KeyCorp	253,107	5,057,078
US Bancorp	150,513	8,324,874
Webster Financial	36,194	1,994,651
		46,394,720
Beverages–1.46%
PepsiCo	83,990	11,880,385
		11,880,385
Biotechnology–2.00%
†Exact Sciences	39,640	5,223,759
†Neurocrine Biosciences	44,710	4,348,048
†Vertex Pharmaceuticals	31,327	6,731,859
		16,303,666
Building Products–1.02%
Trane Technologies	50,200	8,311,112
		8,311,112
Capital Markets–3.14%
BlackRock	11,149	8,405,900
Intercontinental Exchange	46,712	5,216,796
Raymond James Financial	43,782	5,365,922
State Street	79,036	6,639,814
		25,628,432
Chemicals–2.96%
Corteva	99,498	4,638,597
Dow	69,648	4,453,293
DuPont de Nemours	68,222	5,272,196
Eastman Chemical	47,169	5,194,250
Linde	16,549	4,636,037
		24,194,373
Commercial Services & Supplies–0.48%
Waste Management	30,245	3,902,210
		3,902,210
Communications Equipment–0.94%
Cisco Systems	147,955	7,650,753
		7,650,753
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–1.40%
†Ameresco Class A	52,674	$ 2,561,537
Quanta Services	100,530	8,844,629
		11,406,166
Consumer Finance–0.88%
Capital One Financial	56,625	7,204,399
		7,204,399
Containers & Packaging–0.70%
WestRock	109,877	5,719,098
		5,719,098
Diversified Telecommunication Services–0.92%
AT&T	248,931	7,535,141
		7,535,141
Electrical Equipment–1.85%
Eaton	28,400	3,927,152
Emerson Electric	49,140	4,433,411
†Generac Holdings	8,232	2,695,568
Rockwell Automation	15,140	4,018,762
		15,074,893
Entertainment–2.30%
Activision Blizzard	21,684	2,016,612
†Cinemark Holdings	87,320	1,782,201
†Walt Disney	81,024	14,950,549
		18,749,362
Equity Real Estate Investment Trusts–2.22%
American Tower	31,750	7,590,155
Brixmor Property Group	174,233	3,524,733
Camden Property Trust	36,760	4,040,292
First Industrial Realty Trust	65,170	2,984,134
		18,139,314
Food & Staples Retailing–0.97%
Casey's General Stores	36,515	7,894,178
		7,894,178
Food Products–0.67%
General Mills	89,752	5,503,593
		5,503,593
Gas Utilities–0.41%
South Jersey Industries	150,110	3,389,484
		3,389,484
Health Care Equipment & Supplies–3.66%
Abbott Laboratories	80,210	9,612,366
Becton Dickinson & Co.	26,490	6,441,044
†DexCom	14,600	5,247,094
†Edwards Lifesciences	70,990	5,937,604
LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Quidel	20,270	$ 2,593,141
		29,831,249
Health Care Providers & Services–1.15%
Cigna	38,820	9,384,347
		9,384,347
Health Care Technology–0.46%
†Teladoc Health	20,520	3,729,510
		3,729,510
Hotels, Restaurants & Leisure–2.26%
Aramark	88,186	3,331,667
Starbucks	94,253	10,299,025
†Texas Roadhouse	50,018	4,798,727
		18,429,419
Household Durables–1.43%
DR Horton	50,650	4,513,928
†Helen of Troy	14,658	3,087,854
Toll Brothers	71,450	4,053,359
		11,655,141
Industrial Conglomerates–1.69%
Carlisle	18,558	3,054,276
Roper Technologies	26,681	10,761,514
		13,815,790
Insurance–1.67%
Axis Capital Holdings	96,044	4,760,901
Reinsurance Group of America	35,006	4,412,506
Travelers	29,377	4,418,301
		13,591,708
Interactive Media & Services–6.75%
†Alphabet Class A	19,861	40,963,710
†Bumble Class A	667	41,608
†Facebook Class A	47,880	14,102,096
		55,107,414
Internet & Direct Marketing Retail–4.38%
†Amazon.com	11,540	35,705,683
		35,705,683
IT Services–3.26%
Accenture Class A	38,556	10,651,095
Visa Class A	75,407	15,965,924
		26,617,019
Life Sciences Tools & Services–1.56%
†Repligen	18,100	3,518,821
Thermo Fisher Scientific	20,160	9,200,621
		12,719,442
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–3.64%
Deere & Co.	28,170	$ 10,539,524
†Gates Industrial	139,170	2,225,328
†Ingersoll Rand	44,299	2,179,954
Lincoln Electric Holdings	40,710	5,004,888
Parker-Hannifin	30,859	9,733,854
		29,683,548
Media–1.67%
Comcast Class A	251,810	13,625,439
		13,625,439
Metals & Mining–0.41%
Reliance Steel & Aluminum	21,990	3,348,857
		3,348,857
Multi-Utilities–0.30%
Black Hills	36,754	2,454,065
		2,454,065
Oil, Gas & Consumable Fuels–1.02%
ConocoPhillips	62,642	3,318,147
Diamondback Energy	68,690	5,048,028
		8,366,175
Pharmaceuticals–4.19%
†Catalent	35,650	3,754,302
Johnson & Johnson	83,450	13,715,007
Merck & Co.	111,572	8,601,085
Pfizer	223,550	8,099,217
		34,169,611
Road & Rail–2.08%
Knight-Swift Transportation Holdings	105,089	5,053,730
†Uber Technologies	40,614	2,213,869
Union Pacific	44,005	9,699,142
		16,966,741
Semiconductors & Semiconductor Equipment–3.90%
Broadcom	20,237	9,383,087
Brooks Automation	25,419	2,075,461
Intel	157,279	10,065,856
Texas Instruments	54,549	10,309,216
		31,833,620
Software–12.80%
†Adobe	24,291	11,547,212
Intuit	14,956	5,729,045
Microsoft	196,131	46,241,806
†PTC	58,060	7,991,959
†salesforce.com	42,909	9,091,130
†ServiceNow	18,034	9,018,984
SS&C Technologies Holdings	105,522	7,372,822

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Tyler Technologies	17,630	$ 7,484,464
		104,477,422
Specialty Retail–3.51%
†Five Below	32,183	6,140,195
Home Depot	50,084	15,288,141
Tractor Supply	40,587	7,187,146
		28,615,482
Technology Hardware, Storage & Peripherals–4.65%
Apple	310,549	37,933,560
		37,933,560
Textiles, Apparel & Luxury Goods–1.38%
NIKE Class B	84,910	11,283,690
		11,283,690
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.63%
Essent Group	108,760	$ 5,165,012
		5,165,012
Total Common Stock (Cost $375,739,132)		814,181,602

MONEY MARKET FUND–0.25%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.04%)	2,043,670	2,043,670
Total Money Market Fund (Cost $2,043,670)		2,043,670

TOTAL INVESTMENTS–100.04% (Cost $377,782,802)	816,225,272
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(362,621)
NET ASSETS APPLICABLE TO 16,739,789 SHARES OUTSTANDING–100.00%	$815,862,651

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Social Awareness Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$814,181,602	$—	$—	$814,181,602
Money Market Fund	2,043,670	—	—	2,043,670
Total Investments	$816,225,272	$—	$—	$816,225,272
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Social Awareness Fund–4